Income taxes - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Accumulated tax loss carryforwards	R$ 147,735	R$ 133,710
Current tax expense (income)	(527,919)	(345,813)	R$ (292,172)
Tax Effect of Interest on Capital	25,294	0	560
Tax effect of research and development tax benefit	50,443	59,155	10,275
Impairment loss on software business goodwill	R$ (1,209,737)	R$ 0	R$ 0
Federal Tax Authorities Of Cayman [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	15.00%
Federal tax authorities of Brazil
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%